UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.0%
	COMMUNICATIONS – 7.4%
11,358	Comcast Corp. - Class A	$632,754
16,533	Tribune Media Co. - Class A	544,763
21,212	Twenty-First Century Fox, Inc. - Class B	574,845
		1,752,362
	CONSUMER DISCRETIONARY – 7.9%
20,830	H&R Block, Inc.	709,262
17,341	Harley-Davidson, Inc.	693,640
8,524	Ross Stores, Inc.	479,560
		1,882,462
	CONSUMER STAPLES – 15.8%
25,130	CST Brands, Inc.	973,536
6,772	CVS Health Corp.	654,107
6,668	JM Smucker Co.	855,638
15,037	Mondelez International, Inc. - Class A	648,095
6,486	PepsiCo, Inc.	644,060
		3,775,436
	ENERGY – 4.2%
12,666	Carrizo Oil & Gas, Inc.*	343,629
3,317	Chevron Corp.	286,821
3,071	Pioneer Natural Resources Co.	380,650
		1,011,100
	FINANCIALS – 25.0%
27,006	Allied World Assurance Co. Holdings A.G.	988,150
11,790	American Express Co.	630,765
10,068	American International Group, Inc.	568,641
7,398	Berkshire Hathaway, Inc. - Class B*	960,038
10,232	Discover Financial Services	468,523
3,419	Enstar Group Ltd.*	545,501
21,341	FNF Group	691,022
10,870	JPMorgan Chase & Co.	646,765
12,525	Loews Corp.	463,550
		5,962,955
	HEALTH CARE – 13.1%
29,964	Brookdale Senior Living, Inc.*	487,814
7,015	Gilead Sciences, Inc.	582,245
2,685	Johnson & Johnson	280,421
7,540	Medtronic PLC	572,437
4,208	Thermo Fisher Scientific, Inc.	555,708
5,479	UnitedHealth Group, Inc.	630,962
		3,109,587

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 8.5%
20,069	Allison Transmission Holdings, Inc.	$477,441
8,351	CSX Corp.	192,240
12,810	TE Connectivity Ltd.	732,220
8,677	Union Pacific Corp.	624,744
		2,026,645
	MATERIALS – 4.8%
9,715	Eagle Materials, Inc.	520,141
16,554	H.B. Fuller Co.	616,140
		1,136,281
	TECHNOLOGY – 8.3%
24,842	CDW Corp.	955,175
12,184	Microsoft Corp.	671,217
13,206	TeleTech Holdings, Inc.	352,732
		1,979,124
	TOTAL COMMON STOCKS (Cost $23,088,194)	22,635,952

	SHORT-TERM INVESTMENTS – 10.2%
2,439,102	Fidelity Institutional Money Market Fund, 0.34%[1]	2,439,102

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,439,102)	2,439,102

	TOTAL INVESTMENTS – 105.2% (Cost $25,527,296)	25,075,054
	Liabilities in Excess of Other Assets – (5.2)%	(1,237,346)

	TOTAL NET ASSETS – 100.0%	$23,837,708

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.6%
	AUSTRIA – 1.3%
13,554	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	$334,856

	BERMUDA – 1.5%
195,815	GP Investments Ltd.*	381,369

	BRAZIL – 5.4%
121,873	BM&FBovespa S.A.	314,625
184,199	Duratex S.A.	244,564
224,324	MRV Engenharia e Participacoes S.A.	514,726
296,073	QGEP Participacoes S.A.	309,574
		1,383,489
	CAMBODIA – 1.1%
484,000	NagaCorp Ltd.	295,573

	CANADA – 1.5%
166,399	Gran Tierra Energy, Inc.*	380,096

	CHILE – 1.9%
1,236,803	Ripley Corp. S.A.	488,324

	CHINA – 5.1%
893,700	China Communications Services Corp. Ltd. - Class H	351,949
642,322	China Lesso Group Holdings Ltd.	349,571
655,200	CPMC Holdings Ltd.	333,187
446,960	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	288,198
		1,322,905
	COLOMBIA – 1.3%
48,455	Bancolombia S.A.	333,612

	HONG KONG – 14.5%
46,841	China Cord Blood Corp.*	280,109
1,154,575	Dah Chong Hong Holdings Ltd.	439,118
242,074	Digital China Holdings Ltd.	250,956
1,634,426	Emperor Entertainment Hotel Ltd.	291,894
1,023,439	Far East Consortium International Ltd.	327,607
217,568	NWS Holdings Ltd.	324,382
7,411,447	REXLot Holdings Ltd. [1]	238,130
1,010,663	VST Holdings Ltd.	183,081
946,738	WH Group Ltd.*2	542,121
946,798	Xinyi Glass Holdings Ltd.	482,154
106,010	Yue Yuen Industrial Holdings Ltd.	366,124
		3,725,676
	INDIA – 1.7%
90,501	Cox & Kings Ltd.	305,281

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
2,697	Grasim Industries Ltd.	$135,384
		440,665
	INDONESIA – 2.5%
29,321,653	Panin Financial Tbk P.T.*	332,037
2,975,600	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	311,467
		643,504
	MALAYSIA – 2.5%
1,007,700	Media Prima Bhd	310,435
484,400	Supermax Corp. Bhd	347,439
		657,874
	MEXICO – 4.8%
392,202	Concentradora Hipotecaria SAPI de C.V. - REIT	544,911
1,225,159	Consorcio ARA S.A.B. de C.V.	360,027
151,298	Grupo Simec S.A.B. de C.V.*	319,399
		1,224,337
	PANAMA – 1.2%
13,136	Banco Latinoamericano de Comercio Exterior S.A. - Class E	306,332

	PERU – 1.4%
289,578	Cementos Pacasmayo S.A.A.	375,436

	PHILIPPINES – 1.8%
3,999,900	Metro Pacific Investments Corp.	464,081

	ROMANIA – 1.5%
2,163,204	Fondul Proprietatea S.A.*	375,990

	SINGAPORE – 2.7%
1,498,400	Golden Agri-Resources Ltd.	392,533
480,502	Symphony International Holdings Ltd.	300,314
		692,847
	SOUTH AFRICA – 4.1%
290,540	Group Five Ltd.	288,065
39,089	Investec PLC	251,829
600,193	KAP Industrial Holdings Ltd.	222,995
228,421	Nampak Ltd.	282,432
		1,045,321
	SOUTH KOREA – 16.4%
23,035	Bixolon Co., Ltd.	270,211
12,044	Daesang Corp.	383,710
64,417	DGB Financial Group, Inc.	481,890
1,757	Dongwon Industries Co., Ltd.	385,926
4,190	Fila Korea Ltd.	340,495

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
35,518	Hankook Tire Worldwide Co., Ltd.	$527,600
17,309	KT Corp.	399,081
56,472	Kwangju Bank*	351,367
4,907	Samsung SDI Co., Ltd.	388,223
31,329	SL Corp.	460,086
27,183	Tongyang Life Insurance Co., Ltd.	232,313
		4,220,902
	SPAIN – 1.0%
26,400	Atento S.A.*	250,536

	TAIWAN – 12.5%
39,818	Asustek Computer, Inc.	322,806
800,928	China Life Insurance Co., Ltd.	568,853
26,215	ChipMOS TECHNOLOGIES Bermuda Ltd.	471,870
719,108	King's Town Bank Co., Ltd.	455,078
296,989	Ruentex Industries Ltd.	487,876
547,908	Teco Electric and Machinery Co., Ltd.	430,122
336,329	Tong Yang Industry Co., Ltd.	467,237
		3,203,842
	THAILAND – 3.1%
93,400	Bangkok Bank PCL	401,326
1,091,900	Digital Telecommunications Infrastructure Fund	388,082
		789,408
	TURKEY – 2.5%
669,618	Turkiye Sinai Kalkinma Bankasi A.S.	333,790
313,136	Turkiye Sise ve Cam Fabrikalari A.S.	317,713
		651,503
	UNITED ARAB EMIRATES – 3.1%
173,293	Emaar Properties PJSC	233,338
460,433	Ras Al Khaimah Ceramics	369,821
205,983	Union National Bank PJSC	190,683
		793,842
	UNITED KINGDOM – 1.2%
159,554	Stock Spirits Group PLC	302,375

	TOTAL COMMON STOCKS (Cost $30,988,086)	25,084,695

	SHORT-TERM INVESTMENTS – 2.0%
526,514	Fidelity Institutional Money Market Fund, 0.34%[3]	526,514

	TOTAL SHORT-TERM INVESTMENTS (Cost $526,514)	526,514

	TOTAL INVESTMENTS – 99.6% (Cost $31,514,600)	$25,611,209
	Other Assets in Excess of Liabilities – 0.4%	92,272

	TOTAL NET ASSETS – 100.0%	$25,703,481

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.9% of net assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $542,121.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.0%
	AUSTRALIA – 1.3%
16,814	GrainCorp Ltd. - Class A	$102,555
41,316	Orora Ltd.	64,516
		167,071
	AUSTRIA – 1.5%
5,519	BUWOG A.G.*	113,449
2,867	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	70,830
		184,279
	BERMUDA – 0.9%
698	Enstar Group Ltd.*	111,366

	BRAZIL – 1.0%
55,924	MRV Engenharia e Participacoes S.A.	128,321

	FRANCE – 3.5%
1,173	Cie Generale des Etablissements Michelin	107,017
5,234	Engie S.A.	83,512
1,023	Eurazeo S.A.	62,448
2,133	Total S.A.	94,751
921	Wendel S.A.	92,231
		439,959
	GERMANY – 2.3%
1,276	Rheinmetall A.G.	91,171
3,446	RHOEN-KLINIKUM A.G.	100,075
3,436	Talanx A.G.	99,280
		290,526
	HONG KONG – 1.5%
223,263	Dah Chong Hong Holdings Ltd.	84,913
180,322	WH Group Ltd.*1	103,256
		188,169
	IRELAND – 2.0%
1,555	Medtronic PLC	118,056
5,823	Smurfit Kappa Group PLC	126,340
		244,396
	ITALY – 0.6%
4,536	Buzzi Unicem S.p.A.	68,739

	JAPAN – 11.4%
19,000	Chiyoda Corp.	139,174

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
15,000	Chugoku Marine Paints Ltd.	$104,469
22,200	Mitsubishi UFJ Financial Group, Inc.	113,839
69,700	Mizuho Financial Group, Inc.	120,596
23,100	Resona Holdings, Inc.	106,232
4,000	Ryosan Co., Ltd.	108,339
1,500	Secom Co., Ltd.	104,523
55,000	Shinsei Bank Ltd.	85,963
4,900	Ship Healthcare Holdings, Inc.	117,062
17,400	SKY Perfect JSAT Holdings, Inc.	98,732
4,100	Sumitomo Mitsui Financial Group, Inc.	137,549
3,300	Tokio Marine Holdings, Inc.	118,073
1,500	Toyota Industries Corp.	75,285
		1,429,836
	NETHERLANDS – 2.0%
9,085	Delta Lloyd N.V.	53,744
2,155	Koninklijke DSM N.V.	104,458
4,287	Royal Dutch Shell PLC - A Shares	93,653
		251,855
	NORWAY – 2.3%
36,790	Austevoll Seafood A.S.A.	236,063
17,277	Petroleum Geo-Services A.S.A.	52,723
		288,786
	SINGAPORE – 0.9%
407,900	Golden Agri-Resources Ltd.	106,857

	SOUTH KOREA – 1.4%
12,259	DGB Financial Group, Inc.	91,707
1,024	Samsung SDI Co., Ltd.	81,015
		172,722
	SPAIN – 0.8%
5,385	Ebro Foods S.A.	105,540

	SWEDEN – 1.5%
6,158	Industrivarden A.B. - C Shares	97,529
2,827	Investor A.B. - B Shares	94,697
		192,226
	SWITZERLAND – 8.5%
6,479	Allied World Assurance Co. Holdings A.G.	237,067
803	Baloise Holding A.G.	98,431
410	Bucher Industries A.G.	84,062

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
6,234	GAM Holding A.G.*	$87,089
1,301	Novartis A.G.	100,788
12,255	OC Oerlikon Corp. A.G.*	109,371
274	Syngenta A.G.	100,886
2,680	TE Connectivity Ltd.	153,189
405	Zurich Insurance Group A.G.*	89,770
		1,060,653
	TAIWAN – 2.2%
12,000	Asustek Computer, Inc.	97,284
135,257	China Life Insurance Co., Ltd.	96,065
52,764	Ruentex Industries Ltd.	86,678
		280,027
	THAILAND – 0.8%
23,400	Bangkok Bank PCL	100,546

	UNITED KINGDOM – 5.7%
8,466	Bovis Homes Group PLC	113,444
16,045	CNH Industrial N.V.	100,101
13,061	HSBC Holdings PLC	92,114
5,092	Kennedy Wilson Europe Real Estate PLC	81,212
20,522	Kingfisher PLC	96,036
2,521	Unilever PLC - ADR	111,605
45,276	Wm Morrison Supermarkets PLC	113,255
		707,767
	UNITED STATES – 42.9%
4,280	Allison Transmission Holdings, Inc.	101,821
1,606	Ally Financial, Inc.*	25,455
1,740	American Express Co.	93,090
2,085	American International Group, Inc.	117,761
1,775	Analogic Corp.	131,474
1,183	Berkshire Hathaway, Inc. - Class B*	153,518
845	BOK Financial Corp.	42,258
4,075	Brink's Co.	119,805
5,160	Brookdale Senior Living, Inc.*	84,005
2,189	Carrizo Oil & Gas, Inc.*	59,388
3,317	CDW Corp.	127,539
1,314	Chevron Corp.	113,622
2,408	Comcast Corp. - Class A	134,150
868	Core-Mark Holding Co., Inc.	70,560
6,956	CST Brands, Inc.	269,475
4,733	CSW Industrials, Inc.*	161,301
2,735	CSX Corp.	62,960

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,625	CVS Health Corp.	$156,959
1,275	Discover Financial Services	58,382
2,250	Eagle Materials, Inc.	120,465
5,240	FNF Group	169,671
1,735	Gilead Sciences, Inc.	144,005
4,189	H&R Block, Inc.	142,635
2,809	H.B. Fuller Co.	104,551
3,130	Harley-Davidson, Inc.	125,200
650	Howard Hughes Corp.*	61,770
6,100	Investors Bancorp, Inc.	71,309
1,117	JM Smucker Co.	143,333
671	Johnson & Johnson	70,079
1,978	JPMorgan Chase & Co.	117,691
3,805	Kennedy-Wilson Holdings, Inc.	77,165
4,436	Loews Corp.	164,176
3,200	Lydall, Inc.*	90,400
1,935	Masonite International Corp.*	107,412
2,482	Microsoft Corp.	136,733
2,698	Mondelez International, Inc. - Class A	116,284
5,017	Northfield Bancorp, Inc.	77,663
1,210	PepsiCo, Inc.	120,153
366	Pioneer Natural Resources Co.	45,366
2,800	Ryman Hospitality Properties, Inc. - REIT	131,460
2,800	Scholastic Corp.	96,124
2,504	TeleTech Holdings, Inc.	66,882
605	Thermo Fisher Scientific, Inc.	79,896
4,651	Tribune Media Co. - Class A	153,250
5,100	Twenty-First Century Fox, Inc. - Class B	138,210
1,105	Union Pacific Corp.	79,560
1,211	UnitedHealth Group, Inc.	139,459
1,945	WestRock Co.	68,620
165	White Mountains Insurance Group Ltd.	117,660
		5,360,705
	TOTAL COMMON STOCKS (Cost $13,322,276)	11,880,346

	SHORT-TERM INVESTMENTS – 5.2%
644,852	Fidelity Institutional Money Market Fund, 0.34%[2]	644,852

	TOTAL SHORT-TERM INVESTMENTS (Cost $644,852)	644,852

	TOTAL INVESTMENTS – 100.2% (Cost $13,967,128)	$12,525,198
	Liabilities in Excess of Other Assets – (0.2)%	(20,429)

	TOTAL NET ASSETS – 100.0%	$12,504,769

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $103,256.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 101.2%
	AUSTRALIA – 2.8%
1,012	GrainCorp Ltd. - Class A	$6,172
2,502	Orora Ltd.	3,907
		10,079
	AUSTRIA – 3.6%
342	BUWOG A.G.*	7,030
249	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	6,152
		13,182
	BRAZIL – 2.0%
3,228	MRV Engenharia e Participacoes S.A.	7,407

	FRANCE – 7.4%
64	Cie Generale des Etablissements Michelin	5,839
317	Engie S.A.	5,058
65	Eurazeo S.A.	3,968
139	TOTAL S.A.	6,175
59	Wendel S.A.	5,908
		26,948
	GERMANY – 4.7%
75	Rheinmetall A.G.	5,359
206	RHOEN-KLINIKUM A.G.	5,982
205	Talanx A.G.	5,923
		17,264
	HONG KONG – 3.4%
17,383	Dah Chong Hong Holdings Ltd.	6,611
10,448	WH Group Ltd.*1	5,983
		12,594
	IRELAND – 2.0%
345	Smurfit Kappa Group PLC	7,485

	ITALY – 1.4%
340	Buzzi Unicem S.p.A.	5,152

	JAPAN – 24.1%
1,000	Chiyoda Corp.	7,325
1,000	Chugoku Marine Paints Ltd.	6,965
1,500	Mitsubishi UFJ Financial Group, Inc.	7,692
4,500	Mizuho Financial Group, Inc.	7,786
1,300	Resona Holdings, Inc.	5,978
200	Ryosan Co., Ltd.	5,417

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
100	Secom Co., Ltd.	$6,968
3,000	Shinsei Bank Ltd.	4,689
300	Ship Healthcare Holdings, Inc.	7,167
1,100	SKY Perfect JSAT Holdings, Inc.	6,242
300	Sumitomo Mitsui Financial Group, Inc.	10,064
200	Tokio Marine Holdings, Inc.	7,156
100	Toyota Industries Corp.	5,019
		88,468
	NETHERLANDS – 5.1%
1,052	Delta Lloyd N.V.	6,223
123	Koninklijke DSM N.V.	5,962
293	Royal Dutch Shell PLC - A Shares	6,401
		18,586
	NORWAY – 4.5%
1,882	Austevoll Seafood A.S.A.	12,076
1,455	Petroleum Geo-Services A.S.A.	4,440
		16,516
	SINGAPORE – 1.8%
25,200	Golden Agri-Resources Ltd.	6,602

	SOUTH KOREA – 3.3%
825	DGB Financial Group, Inc.	6,171
76	Samsung SDI Co., Ltd.	6,013
		12,184
	SPAIN – 1.7%
309	Ebro Foods S.A.	6,056

	SWEDEN – 3.2%
375	Industrivarden A.B. - C Shares	5,939
176	Investor A.B. - B Shares	5,896
		11,835
	SWITZERLAND – 11.0%
49	Baloise Holding A.G.	6,006
24	Bucher Industries A.G.	4,921
433	GAM Holding A.G.*	6,049
71	Novartis A.G.	5,500
664	OC Oerlikon Corp. A.G.*	5,926
16	Syngenta A.G.	5,891

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
27	Zurich Insurance Group A.G.*	$5,985
		40,278
	TAIWAN – 5.9%
1,000	Asustek Computer, Inc.	8,107
9,363	China Life Insurance Co., Ltd.	6,650
4,200	Ruentex Industries Ltd.	6,900
		21,657
	THAILAND – 1.6%
1,400	Bangkok Bank PCL	6,016

	UNITED KINGDOM – 11.7%
529	Bovis Homes Group PLC	7,089
992	CNH Industrial N.V.	6,189
873	HSBC Holdings PLC	6,157
303	Kennedy Wilson Europe Real Estate PLC	4,832
1,296	Kingfisher PLC	6,065
139	Unilever PLC - ADR	6,153
2,542	Wm Morrison Supermarkets PLC	6,359
		42,844
	TOTAL COMMON STOCKS (Cost $422,097)	371,153

	SHORT-TERM INVESTMENTS – 3.6%
13,242	Fidelity Institutional Money Market Fund, 0.34%[2]	13,242

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,242)	13,242

	TOTAL INVESTMENTS – 104.8% (Cost $435,339)	384,395
	Liabilities in Excess of Other Assets – (4.8)%	(17,462)

	TOTAL NET ASSETS – 100.0%	$366,929

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,983.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	AUSTRALIA – 4.3%
304,929	GrainCorp Ltd. - Class A	$1,859,875
908,655	Orora Ltd.	1,418,901
749,020	Tassal Group Ltd.	2,567,523
		5,846,299
	AUSTRIA – 2.8%
115,813	BUWOG A.G. *	2,380,647
56,841	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	1,404,276
		3,784,923
	BELGIUM – 1.4%
19,046	Cie d'Entreprises CFE	1,951,576

	DENMARK – 1.6%
115,276	Matas A/S	2,178,440

	FRANCE – 4.3%
28,170	Eurazeo S.A.	1,719,618
62,644	Saft Groupe S.A.	1,637,451
24,820	Wendel S.A.	2,485,517
		5,842,586
	GERMANY – 7.0%
46,738	Aareal Bank A.G.	1,279,024
34,570	DMG Mori A.G.	1,382,077
32,510	Rheinmetall A.G.	2,322,847
83,406	RHOEN-KLINIKUM A.G.	2,422,189
71,000	Talanx A.G.	2,051,478
		9,457,615
	HONG KONG – 1.9%
4,232,988	Dah Chong Hong Holdings Ltd.	1,609,927
30,578,017	REXLot Holdings Ltd. [1]	982,470
		2,592,397
	IRELAND – 2.1%
128,818	Smurfit Kappa Group PLC	2,794,936

	ITALY – 1.4%
120,672	Buzzi Unicem S.p.A.	1,828,682

	JAPAN – 30.6%
80,450	Arcs Co., Ltd.	1,630,034
73,800	Azbil Corp.	1,712,049
231,150	Chiyoda Corp.	1,693,161
312,250	Chugoku Marine Paints Ltd.	2,174,693

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
90,600	Daiseki Co., Ltd.	$1,405,517
503,000	Denka Co., Ltd.	2,229,220
40,400	Hogy Medical Co., Ltd.	1,996,216
48,100	Horiba Ltd.	1,712,220
86,900	Ibiden Co., Ltd.	1,224,122
65,800	Japan Petroleum Exploration Co., Ltd.	1,709,199
100,310	Kuroda Electric Co., Ltd.	1,620,819
63,900	Maruichi Steel Tube Ltd.	1,809,468
50,990	Message Co., Ltd.	1,478,570
132,000	Nippon Kayaku Co., Ltd.	1,414,205
127,365	Ryosan Co., Ltd.	3,449,658
377,000	Shindengen Electric Manufacturing Co., Ltd.	1,360,219
177,400	Shinko Plantech Co., Ltd.	1,393,940
1,182,000	Shinsei Bank Ltd.	1,847,427
140,694	Ship Healthcare Holdings, Inc.	3,361,204
388,485	SKY Perfect JSAT Holdings, Inc.	2,204,352
170,600	Star Micronics Co., Ltd.	1,866,754
268,000	Takuma Co., Ltd.	2,076,283
		41,369,330
	NETHERLANDS – 3.3%
267,364	Delta Lloyd N.V.	1,581,650
59,785	Koninklijke DSM N.V.	2,897,918
		4,479,568
	NORWAY – 4.7%
88,210	Aker A.S.A.	1,570,689
565,189	Austevoll Seafood A.S.A.	3,626,543
367,509	Petroleum Geo-Services A.S.A.	1,121,500
		6,318,732
	PANAMA – 1.2%
70,312	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,639,676

	SINGAPORE – 1.4%
6,974,000	Golden Agri-Resources Ltd.	1,826,967

	SOUTH AFRICA – 1.5%
328,194	Investec PLC	2,087,993

	SOUTH KOREA – 1.1%
28,514	DGB Financial Group, Inc.	213,307
5,533	Dongwon Industries Co., Ltd.	1,215,326
		1,428,633

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SPAIN – 1.9%
129,574	Ebro Foods S.A.	$2,539,516

	SWEDEN – 2.7%
191,053	Granges A.B.	1,483,461
132,678	Industrivarden A.B. - C Shares	2,101,332
		3,584,793
	SWITZERLAND – 7.9%
17,078	Baloise Holding A.G.	2,093,402
8,061	Bucher Industries A.G.	1,652,746
154,589	GAM Holding A.G. *	2,159,598
263,728	OC Oerlikon Corp. A.G. *	2,353,677
40,885	Pargesa Holding S.A.	2,382,701
		10,642,124
	UNITED KINGDOM – 11.6%
247,919	Beazley PLC	1,333,033
175,953	Bovis Homes Group PLC	2,357,765
930,206	Cambian Group PLC	1,547,869
1,207,587	Fenner PLC	1,823,942
142,196	Kennedy Wilson Europe Real Estate Plc	2,267,882
568,135	N Brown Group PLC	2,514,431
312,436	Northgate PLC	1,491,528
923,319	Wm Morrison Supermarkets PLC	2,309,613
		15,646,063
	TOTAL COMMON STOCKS (Cost $140,919,131)	127,840,849

	SHORT-TERM INVESTMENTS – 4.0%
5,415,138	Fidelity Institutional Money Market Fund, 0.34%[2]	5,415,138

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,415,138)	5,415,138

	TOTAL INVESTMENTS – 98.7% (Cost $146,334,269)	133,255,987
	Other Assets in Excess of Liabilities – 1.3%	1,772,695

	TOTAL NET ASSETS – 100.0%	$135,028,682

PLC – Public Limited Company

*	Non-income producing security.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

[1]	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.7% of net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	COMMUNICATIONS – 8.5%
1,950	Atlantic Tele-Network, Inc.	$150,131
2,885	Scholastic Corp.	99,042
3,760	Tribune Media Co. - Class A	123,892
		373,065
	CONSUMER DISCRETIONARY – 12.1%
5,695	Brink's Co.	167,433
1,885	Masonite International Corp.*	104,636
6,794	Potbelly Corp.*	72,696
1,690	Tech Data Corp.*	105,456
1,205	Visteon Corp.	80,590
		530,811
	CONSUMER STAPLES – 10.2%
1,265	Core-Mark Holding Co., Inc.	102,832
6,630	CST Brands, Inc.	256,846
7,125	HRG Group, Inc.*	86,497
		446,175
	ENERGY – 2.2%
1,865	Carrizo Oil & Gas, Inc.*	50,597
1,362	Sunoco LP	46,322
		96,919
	FINANCIALS – 34.8%
4,590	Alexander & Baldwin, Inc.	139,077
6,205	Allied World Assurance Co. Holdings A.G.	227,041
4,050	BankUnited, Inc.	136,485
2,915	Capital Bank Financial Corp. - Class A	88,762
860	Enstar Group Ltd.*	137,213
680	Howard Hughes Corp.*	64,620
9,070	Investors Bancorp, Inc.	106,028
8,545	Kennedy-Wilson Holdings, Inc.	173,293
1,455	Navigators Group, Inc.*	127,472
7,805	Northfield Bancorp, Inc.	120,821
1,840	Ryman Hospitality Properties, Inc. - REIT	86,388
3,880	Symetra Financial Corp.	124,238
		1,531,438
	HEALTH CARE – 11.0%
2,877	Addus HomeCare Corp.*	61,021
1,860	Analogic Corp.	137,770
5,605	Brookdale Senior Living, Inc.*	91,250
5,195	Capital Senior Living Corp.*	95,224

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,755	HealthSouth Corp.	$98,602
		483,867
	INDUSTRIALS – 1.5%
2,805	Allison Transmission Holdings, Inc.	66,731

	MATERIALS – 13.7%
3,145	CSW Industrials, Inc.*	107,182
2,966	Eagle Materials, Inc.	158,800
2,255	Encore Wire Corp.	83,908
3,740	H.B. Fuller Co.	139,203
3,985	Lydall, Inc.*	112,576
		601,669
	TECHNOLOGY – 3.9%
6,370	TeleTech Holdings, Inc.	170,143

	TOTAL COMMON STOCKS (Cost $4,469,288)	4,300,818

	SHORT-TERM INVESTMENTS – 4.9%
217,595	Fidelity Institutional Money Market Fund, 0.34%[1]	217,595

	TOTAL SHORT-TERM INVESTMENTS (Cost $217,595)	217,595

	TOTAL INVESTMENTS – 102.8% (Cost $4,686,883)	4,518,413
	Liabilities in Excess of Other Assets – (2.8)%	(121,803)

	TOTAL NET ASSETS – 100.0%	$4,396,610

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 6.3%
	COMMUNICATIONS – 1.1%
1,746	BCE, Inc.	$70,364
1,633	Verizon Communications, Inc.	81,601
		151,965
	CONSUMER STAPLES – 1.1%
1,257	Altria Group, Inc.	76,815
969	Kraft Heinz Co.	75,640
		152,455
	ENERGY – 1.1%
1,979	ConocoPhillips	77,339
1,698	Royal Dutch Shell PLC - ADR - Class B	74,933
		152,272
	FINANCIALS – 1.8%
3,297	Blackstone Group LP	86,612
2,116	Oaktree Capital Group LLC	92,596
1,400	Ventas, Inc. - REIT	77,448
		256,656
	HEALTH CARE – 0.7%
965	Johnson & Johnson	100,785

	INDUSTRIALS – 0.5%
995	Union Pacific Corp.	71,640

	TOTAL COMMON STOCKS (Cost $884,298)	885,773

Principal Amount

	CORPORATE BONDS – 49.1%
	CONSUMER DISCRETIONARY – 6.3%
$310,000	Actuant Corp. 5.625%, 6/15/2022[1]	313,100
250,000	Block Financial LLC 5.250%, 10/1/2025[1]	264,173
310,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	323,020
		900,293
	CONSUMER STAPLES – 1.6%
225,000	CST Brands, Inc. 5.000%, 5/1/2023[1]	224,437

	FINANCIALS – 35.1%
275,000	Allstate Corp. 5.750%, 8/15/2053[1,2]	280,156

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$285,000	American Express Co. 5.200%, N/A1, 2, 3	$271,463
180,000	American International Group, Inc. 8.175%, 5/15/2058[1,2]	234,225
425,000	Charles Schwab Corp. 7.000%, N/A1, 2, 3	483,437
225,000	CIT Group, Inc. 5.000%, 8/1/2023	224,859
305,000	Citigroup, Inc. 5.950%, N/A1, 2, 3	297,375
350,000	Goldman Sachs Group, Inc. 5.700%, N/A1, 2, 3	345,188
250,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	269,375
380,000	Jefferies Group LLC 6.500%, 1/20/2043	352,122
400,000	JPMorgan Chase & Co. 6.750%, N/A1, 2, 3	433,000
260,000	Leucadia National Corp. 5.500%, 10/18/2023[1]	247,359
325,000	M&T Bank Corp. 6.450%, N/A1, 2, 3	344,500
250,000	MetLife, Inc. 6.400%, 12/15/2066[1]	262,500
250,000	Morgan Stanley 5.550%, N/A1, 2, 3	247,344
300,000	SunTrust Banks, Inc. 5.625%, N/A1, 2, 3	298,125
295,000	Weyerhaeuser Co. 7.950%, 3/15/2025	371,768
		4,962,796
	INDUSTRIALS – 2.1%
290,000	General Electric Co. 5.000%, N/A1, 2, 3	297,975

	TECHNOLOGY – 2.0%
285,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	287,850

	UTILITIES – 2.0%
255,000	Southern California Edison Co. 6.250%, N/A1, 2, 3	280,500

	TOTAL CORPORATE BONDS (Cost $6,884,357)	6,953,851

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 35.5%
	COMMUNICATIONS – 1.0%
5,630	Telephone & Data Systems, Inc. 7.000%, 3/15/2016[1]	$141,820

	FINANCIALS – 33.6%
10,990	Affiliated Managers Group, Inc. 6.375%, 8/15/2017[1]	284,641
2,660	Ally Financial, Inc. 8.500%, N/A1, 2, 3	67,032
8,060	American Financial Group, Inc. 6.375%, 6/12/2017[1]	212,381
6,020	Associated Banc-Corp 8.000%, N/A1, 3	156,159
11,206	Bank of America Corp. 6.625%, N/A1, 3	296,623
10,282	Capital One Financial Corp. 6.700%, N/A1, 3	279,876
7,620	Charles Schwab Corp. 6.000%, N/A1, 3	201,701
5,950	Citigroup, Inc. 6.875%, N/A1, 3	160,174
10,857	Discover Financial Services 6.500%, N/A1, 3	281,739
2,780	Fifth Third Bancorp 6.625%, N/A1, 2, 3	77,979
8,250	First Republic Bank 6.700%, N/A1, 3	215,737
2,690	GMAC Capital Trust I 8.125%, 2/29/2016[1,2]	68,461
5,250	Goldman Sachs Group, Inc. 6.500%, 11/1/2016[1]	136,762
1,552	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	47,646
11,220	HSBC USA, Inc. 6.500%, N/A1, 3	290,598
2,760	JPMorgan Chase & Co. 6.700%, N/A1, 3	75,486
8,260	Morgan Stanley Capital Trust IV 6.250%, 2/29/2016[1]	211,704
	Navient Corp.
4,090	2.171%, 3/15/2017[2]	97,137
2,730	2.221%, 1/16/2018[2]	60,606
2,740	PNC Financial Services Group, Inc. 6.125%, N/A1, 2, 3	76,391

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
1,613	Post Properties, Inc. 8.500%, N/A1, 3	$103,458
15,970	Public Storage 6.500%, N/A1, 3	405,319
11,130	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	299,953
1,810	U.S. Bancorp 6.000%, 4 N/A1, 2, 3	47,893
9,233	Vornado Realty Trust 6.875%, N/A1, 3	236,088
9,770	Wells Fargo & Co. 8.000%, N/A1, 3	273,560
3,140	Zions Bancorporation 6.950%, 9/15/2023[1,2]	89,302
		4,754,406
	MATERIALS – 0.9%
4,830	CHS, Inc. 7.100%, N/A1, 2, 3	128,768

	TOTAL PREFERRED STOCKS (Cost $4,765,280)	5,024,994

Principal Amount

	U.S. TREASURY SECURITIES – 3.6%
$500,000	United States Treasury Note	508,985

	TOTAL U.S. TREASURY SECURITIES (Cost $503,543)	508,985

Number of Shares
	SHORT-TERM INVESTMENTS – 5.6%
796,824	Fidelity Institutional Money Market Fund, 0.34%[4]	796,824

	TOTAL SHORT-TERM INVESTMENTS (Cost $796,824)	796,824

	TOTAL INVESTMENTS – 100.1% (Cost $13,834,302)	14,170,427
	Liabilities in Excess of Other Assets – (0.1)%	(16,545)

	TOTAL NET ASSETS – 100.0%	$14,153,882

ADR – American Depositary Receipt
LP – Limited Partnership

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Value Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds. The Emerging Markets Opportunities Fund and Small Company Opportunities Fund are non-diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2016, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of Investments	$25,713,582	$31,640,335	$13,976,654	$437,196

Gross Unrealized Appreciation	$1,995,403	$686,101	$730,694	$19,630
Gross Unrealized Depreciation	(2,633,931)	(6,715,227)	(2,182,150)	(72,431)
Net Unrealized Appreciation/(Depreciation)	$(638,528)	$(6,029,126)	$(1,451,456)	$(52,801)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of Investments	$146,360,713	$4,688,315	$13,835,344

Gross Unrealized Appreciation	$9,457,742	$247,147	$557,403
Gross Unrealized Depreciation	(22,562,468)	(417,049)	(222,320)
Net Unrealized Appreciation/(Depreciation)	$(13,104,726)	$(169,902)	$335,083

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$22,635,952	$-	$-	$22,635,952
Short-Term Investments	2,439,102	-	-	2,439,102
Total Investments	$25,075,054	$-	$-	$25,075,054

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Communications	$310,435	$399,081	$-	$709,516
Consumer Discretionary	848,351	3,801,924	238,130	4,888,405
Consumer Staples	302,375	2,475,843	-	2,778,218
Energy	380,096	685,564	-	1,065,660
Financials	1,756,907	5,146,509	-	6,903,416
Health Care	580,423	776,074	-	1,356,497
Industrials	288,065	1,329,448	-	1,617,513
Materials	1,064,656	2,145,005	-	3,209,661
Technology	1,110,488	981,240	-	2,091,728
Utilities	-	464,081	-	464,081
Total Common Stocks	6,641,796	18,204,769	238,130	25,084,695
Short-Term Investments	526,514	-	-	526,514
Total Investments	$7,168,310	$18,204,769	$238,130	$25,611,209

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Global Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$521,734	$98,732	$-	$620,466
Consumer Discretionary	495,052	892,941	-	1,387,993
Consumer Staples	988,369	767,526	-	1,755,895
Energy	218,376	241,127	-	459,503
Financials	1,827,462	2,011,163	-	3,838,625
Health Care	766,974	404,603	-	1,171,577
Industrials	397,530	432,708	-	830,238
Materials	545,337	569,408	-	1,114,745
Technology	331,154	286,638	-	617,792
Utilities	-	83,512	-	83,512
Total Common Stocks	6,091,988	5,788,358	-	11,880,346
Short-Term Investments	644,852	-	-	644,852
Total Investments	$6,736,840	$5,788,358	$-	$12,525,198

International All Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$6,242	$-	$6,242
Consumer Discretionary	-	56,265	-	56,265
Consumer Staples	6,153	43,248	-	49,401
Energy	-	17,016	-	17,016
Financials	-	132,362	-	132,362
Health Care	-	25,549	-	25,549
Industrials	-	24,361	-	24,361
Materials	-	35,362	-	35,362
Technology	-	19,537	-	19,537
Utilities	-	5,058	-	5,058
Total Common Stocks	6,153	365,000	-	371,153
Short-Term Investments	13,242	-	-	13,242
Total Investments	$19,395	$365,000	$-	$384,395

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Communications	$-	$2,204,352	$-	$2,204,352
Consumer Discretionary	2,514,431	12,446,024	982,470	15,942,925
Consumer Staples	-	17,575,397	-	17,575,397
Energy	-	4,468,150	-	4,468,150
Financials	1,639,676	28,474,057	-	30,113,733
Health Care	-	10,806,048	-	10,806,048
Industrials	1,823,942	19,200,000	-	21,023,942
Materials	-	18,051,484	-	18,051,484
Technology	-	7,654,818	-	7,654,818
Total Common Stocks	5,978,049	120,880,330	982,470	127,840,849
Short-Term Investments	5,415,138	-	-	5,415,138
Total Investments	$11,393,187	$120,880,330	$982,470	$133,255,987

*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, and International Small Cap Value Fund from October 31, 2015 to January 31, 2016, represented by recognizing the January 31, 2016 market value of securities:

	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund	International Small Cap Value Fund
Transfers into Level 1	$769,451	$-	$-	$4,338,373
Transfers out of Level 1	(358,379)	(81,212)	(4,832)	(3,815,751)
Net transfers in (out) of Level 1	$411,072	$(81,212)	$(4,832)	$522,622

Transfers into Level 2	$358,379	$81,212	$4,832	$3,815,751
Transfers out of Level 2	(769,451)	-	-	(4,338,373)
Net transfers in (out) of Level 2	$(411,072)	$81,212	$4,832	$(522,622)

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Opportunities Fund	International Small Cap Value Fund
Beginning balance October 31, 2015	$271,573	$1,120,450
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	(33,443)	(137,980)
Purchases	-	-
Sales	-	-
Ending balance January 31, 2016	$238,130	$982,470

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2016:

	Fair Value January 31, 2016	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Emerging Markets Opportunities Fund
Common Stocks	$ 238,130	Fair Value	Discount for lack of marketability	Decrease
International Small Cap Value Fund
Common Stocks	$ 982,470	Fair Value	Discount for lack of marketability	Decrease

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. A Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$4,300,818	$-	$-	$4,300,818
Short-Term Investments	217,595	-	-	217,595
Total Investments	$4,518,413	$-	$-	$4,518,413

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$885,773	$-	$-	$885,773
Corporate Bonds[1]	-	6,953,851		6,953,851
Preferred Stocks[1]	5,024,994	-	-	5,024,994
U.S. Treasury Securities	-	508,985	-	508,985
Total	5,910,767	7,462,836	-	13,373,603
Short-Term Investments	796,824	-	-	796,824
Total Investments	$6,707,591	$7,462,836	$-	$14,170,427

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/16